Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets

Patent license
Cost
As at January 1, 2024, December 31, 2024 and 2025	$900,000
Amortization
As at January 1, 2024	$30,000
Charge for the year	45,000
As at December 31, 2024	75,000
Charge for the year	45,000
As at December 31, 2025	$120,000
Carrying amounts
As at December 31, 2024	$825,000
As at December 31, 2025	$780,000